Needham Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

		Shares	Value
	Common Stocks (98.0%)
	Aerospace & Defense (0.6%)
	Parsons Corp. (a)	32,500	$1,097,200
	Biotechnology (2.2%)
	G1 Therapeutics, Inc. (a)	57,500	771,650
	Gilead Sciences, Inc.	41,000	2,863,850
			3,635,500
	Capital Markets (0.1%)
	Coinbase Global, Inc. - Class A (a)	1,000	227,480
	Chemicals (11.6%)
	Aspen Aerogels, Inc. (a)	420,000	19,324,200
	Commercial Services & Supplies (0.9%)
	ACV Auctions, Inc. - Class A (a)	60,000	1,073,400
	Clean Harbors, Inc. (a)	3,500	363,545
			1,436,945
	Communications Equipment (4.9%)
	ADTRAN, Inc.	90,000	1,688,400
	Cambium Networks Corp. (Cayman Islands) - ADR (a)	42,500	1,538,075
	KVH Industries, Inc. (a)	450,000	4,333,500
	ViaSat, Inc. (a)(c)	12,500	688,375
			8,248,350
	Electrical Equipment (5.5%)
	Vicor Corp. (a)	68,500	9,189,960
	Electronic Equipment, Instruments & Components (3.5%)
	Arlo Technologies, Inc. (a)	40,000	256,400
	Corning, Inc.	32,500	1,185,925
	FARO Technologies, Inc. (a)	7,500	493,575
	II-VI, Inc. (a)	13,000	771,680
	IPG Photonics Corp. (a)	6,250	990,000
	Vishay Intertechnology, Inc.	61,050	1,226,494
	Vishay Precision Group, Inc. (a)	25,000	869,250
			5,793,324
	Entertainment (0.1%)
	World Wrestling Entertainment, Inc. - Class A	3,500	196,910
	Health Care Equipment & Supplies (6.4%)
	Becton Dickinson & Co.	19,000	4,670,580
	CryoPort, Inc. (a)	42,500	2,826,675
	Medtronic PLC (Ireland) - ADR	20,000	2,507,000
	ViewRay, Inc. (a)	100,000	721,000
			10,725,255
	Health Care Providers & Services (1.0%)
	Laboratory Corp. of America Holdings (a)	3,800	1,069,472
	Quest Diagnostics, Inc.	3,750	544,913
			1,614,385
	Industrial Conglomerates (0.3%)
	Honeywell International, Inc.	2,500	530,700
	Interactive Media & Services (0.4%)
	Alphabet, Inc. - Class A (a)	250	668,380
	IT Services (3.0%)
	Akamai Technologies, Inc. (a)(c)	33,500	3,503,765
	BigCommerce Holdings, Inc. - Series 1 (a)	30,000	1,519,200
			5,022,965
	Life Sciences Tools & Services (7.1%)
	Bruker Corp.	2,000	156,200
	Fluidigm Corp. (a)	40,000	263,600
	Thermo Fisher Scientific, Inc.	20,000	11,426,600
			11,846,400
	Media (3.5%)
	Comcast Corp. - Class A	104,000	5,816,720
	Oil, Gas & Consumable Fuels (0.4%)
	Chevron Corp.	5,000	507,250
	Navigator Holdings, Ltd. (Marshall Islands) - ADR (a)	22,500	200,250
			707,500
	Real Estate Investment Trusts (REITs) (0.3%)
	American Tower Corp.	2,000	530,820
	Semiconductors & Semiconductor Equipment (29.9%) (d)
	Allegro MicroSystems, Inc. (a)	15,000	479,400
	Applied Materials, Inc.	9,000	1,158,570
	AXT, Inc. (a)	300,000	2,499,000
	Entegris, Inc.	101,000	12,715,900
	FormFactor, Inc. (a)	127,500	4,759,575
	Lam Research Corp.	2,500	1,422,875
	Marvell Technology, Inc.	3,500	211,085
	MKS Instruments, Inc.	25,000	3,772,750
	NeoPhotonics Corp. (a)	120,000	1,045,200
	Nova Ltd. (Israel) - ADR (a)	47,500	4,858,775
	PDF Solutions, Inc. (a)	435,000	10,022,400
	Photronics, Inc. (a)	136,000	1,853,680
	SiTime Corp. (a)	12,500	2,552,125
	SkyWater Technology, Inc. (a)	22,850	621,520
	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	9,000	1,004,850
	Veeco Instruments, Inc. (a)	45,000	999,450
			49,977,155
	Software (7.3%)
	The Trade Desk, Inc. - Class A (a)	47,500	3,339,250
	Alkami Technology, Inc. (a)	3,000	74,040
	Alteryx, Inc. - Class A (a)	6,000	438,600
	Appian Corp. (a)	2,500	231,275
	ChannelAdvisor Corp. (a)	35,000	883,050
	Coupa Software, Inc. (a)	2,500	547,950
	Datadog, Inc. - Class A (a)	3,500	494,725
	Duck Creek Technologies, Inc. (a)	6,500	287,560
	Everbridge, Inc. (a)	12,500	1,888,000
	Q2 Holdings, Inc. (a)	16,500	1,322,310
	SEMrush Holdings, Inc. - Class A (a)	17,500	403,550
	Sumo Logic, Inc. (a)	40,000	644,800
	Telos Corp. (a)	50,000	1,421,000
	WANdisco Plc (Jersey) (a)	75,000	309,228
			12,285,338
	Specialty Retail (5.4%)
	CarMax, Inc. (a)	70,000	8,957,200
	Technology Hardware, Storage & Peripherals (3.4%)
	Apple, Inc.	10,500	1,485,750
	Intevac, Inc. (a)	273,600	1,307,808
	Super Micro Computer, Inc. (a)	80,000	2,925,600
			5,719,158
	Trading Companies & Distributors (0.2%)
	Air Lease Corp.	7,500	295,050
	Total Common Stocks
	(Cost $49,009,843)		$163,846,895

	Short-Term Investments (2.2%)
	Money Market Fund (2.2%)
	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% (b)
	(Cost $3,603,777)	3,603,777	3,603,777

	Total Investments (100.2%)
	(Cost $52,613,620)		167,450,672
	Liabilities in Excess of Other Assets (-0.2%)		(325,031)
	Net Assets (100.0%)		$167,125,641

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of September 30, 2021.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,197,450.
(d)	As of September 30, 2021, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	93.8%
	Israel	2.9%
	Ireland	1.5%
	Cayman Islands	0.9%
	Taiwan	0.6%
	Jersey	0.2%
	Marshall Islands	0.1%
	Total	100.0%

	United States allocation includes Short-Term Investment-Money Market Fund of 2.2%